Shareholder Report, Average Annual Return (Details)	3 Months Ended	6 Months Ended	12 Months Ended	36 Months Ended	38 Months Ended	41 Months Ended	49 Months Ended	58 Months Ended	60 Months Ended	79 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000089019
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (at NAV)
C000079103
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (at NAV)
C000079104
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (at NAV)
C000080240
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (at NAV)
C000102215
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Active Bond Exchange-Traded Fund (at NAV)
C000079102
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (at NAV)
C000117167
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Enhanced Low Duration Active Exchange-Traded Fund (at NAV)
C000215593
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (at NAV)
C000080241
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (at NAV)
C000080245
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (at NAV)
C000089022
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (at NAV)
C000240988
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Commodity Strategy Active Exchange-Traded Fund (at NAV)
C000271643
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Inflation PLUS Active Exchange-Traded Fund (at NAV)
C000249911
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (at NAV)
C000242819
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Multisector Bond Active Exchange-Traded Fund (at NAV)
C000229173
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (at NAV)
C000239077
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (at NAV)
C000145158
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Senior Loan Active Exchange-Traded Fund (at NAV)
C000080242
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Ultra Short Government Active Exchange-Traded Fund (at NAV)
C000266402
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund (at NAV)
C000080244
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (at NAV)
Without Sales Load [Member] | C000089019
Average Annual Return [Line Items]
Average Annual Return, Percent			5.97%						4.99%		5.35%
Without Sales Load [Member] | C000079103
Average Annual Return [Line Items]
Average Annual Return, Percent			3.24%						2.85%		2.79%
Without Sales Load [Member] | C000079104
Average Annual Return [Line Items]
Average Annual Return, Percent			1.76%						(5.78%)		0.41%
Without Sales Load [Member] | C000080240
Average Annual Return [Line Items]
Average Annual Return, Percent			0.39%						(12.10%)		(4.44%)
Without Sales Load [Member] | C000102215
Average Annual Return [Line Items]
Average Annual Return, Percent			5.15%						0.48%		2.16%
Without Sales Load [Member] | C000079102
Average Annual Return [Line Items]
Average Annual Return, Percent			3.31%						0.68%		2.38%
Without Sales Load [Member] | C000117167
Average Annual Return [Line Items]
Average Annual Return, Percent			4.05%						2.31%		2.51%
Without Sales Load [Member] | C000215593
Average Annual Return [Line Items]
Average Annual Return, Percent			4.32%						3.51%	3.06%
Without Sales Load [Member] | C000080241
Average Annual Return [Line Items]
Average Annual Return, Percent			4.63%						3.53%		2.73%
Without Sales Load [Member] | C000080245
Average Annual Return [Line Items]
Average Annual Return, Percent			5.90%						1.36%		2.13%
Without Sales Load [Member] | C000089022
Average Annual Return [Line Items]
Average Annual Return, Percent			4.46%						0.71%		2.76%
Without Sales Load [Member] | C000240988
Average Annual Return [Line Items]
Average Annual Return, Percent			22.22%		11.79%
Without Sales Load [Member] | C000271643
Average Annual Return [Line Items]
Average Annual Return, Percent	0.88%
Without Sales Load [Member] | C000249911
Average Annual Return [Line Items]
Average Annual Return, Percent			5.80%						0.92%		2.16%
Without Sales Load [Member] | C000242819
Average Annual Return [Line Items]
Average Annual Return, Percent			6.31%	7.95%
Without Sales Load [Member] | C000229173
Average Annual Return [Line Items]
Average Annual Return, Percent			7.58%					1.54%
Without Sales Load [Member] | C000239077
Average Annual Return [Line Items]
Average Annual Return, Percent			6.64%			6.48%
Without Sales Load [Member] | C000145158
Average Annual Return [Line Items]
Average Annual Return, Percent			5.48%				7.55%
Without Sales Load [Member] | C000080242
Average Annual Return [Line Items]
Average Annual Return, Percent			3.88%	4.68%
Without Sales Load [Member] | C000266402
Average Annual Return [Line Items]
Average Annual Return, Percent		8.51%
Without Sales Load [Member] | C000080244
Average Annual Return [Line Items]
Average Annual Return, Percent			3.52%						1.95%		1.84%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			3.79%						0.08%		1.54%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			3.79%						0.08%		1.54%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			3.79%						0.08%		1.54%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			3.79%						0.08%		1.54%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			3.79%						0.08%		1.54%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			3.79%						0.08%		1.54%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			3.79%						0.08%		1.54%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			3.79%						0.08%	0.93%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			3.79%						0.08%		1.54%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			7.03%						1.05%		2.15%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			3.79%						0.08%		1.54%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			22.32%		22.68%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	0.67%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			3.79%						0.08%		1.54%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			3.79%	3.98%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			7.03%					1.01%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			3.79%			3.16%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			3.79%				2.68%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			3.79%	3.98%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent		8.58%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			7.03%						1.05%		2.15%
PIMCO INDEX: ICE BofA 0-5 Year US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA 0-5 Year US High Yield Constrained Index
Average Annual Return, Percent			5.48%						5.04%		5.73%
PIMCO INDEX: ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index
Average Annual Return, Percent			3.40%						3.00%		2.98%
PIMCO INDEX: ICE BofA 15+ Year U.S. Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA 15+ Year U.S. Inflation-Linked Treasury Index
Average Annual Return, Percent			1.95%						(5.66%)		0.59%
PIMCO INDEX: ICE BofA Long U.S. Treasury Principal STRIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA Long U.S. Treasury Principal STRIPS Index
Average Annual Return, Percent			0.38%						(12.13%)		(4.29%)
PIMCO INDEX: ICE BofA U.S. Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. Inflation-Linked Treasury Index
Average Annual Return, Percent			3.34%						0.82%		2.54%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent			2.94%						1.94%		1.77%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent			4.05%						3.69%	2.91%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent			4.05%						3.69%		2.40%
PIMCO INDEX: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent			5.49%						1.33%		2.07%
PIMCO INDEX: ICE BofA US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US Corporate Index
Average Annual Return, Percent			4.47%						0.54%		2.72%
PIMCO INDEX: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodity Index Total Return
Average Annual Return, Percent			25.46%		10.68%
PIMCO INDEX: ICE U.S. Treasury 0-1 Year Inflation Linked Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE U.S. Treasury 0-1 Year Inflation Linked Bond Index
Average Annual Return, Percent	0.97%
PIMCO INDEX: Bloomberg U.S. MBS Fixed-Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. MBS Fixed-Rate Index
Average Annual Return, Percent			5.21%						0.50%		1.38%
PIMCO INDEX: ICE BofA US All Capital Securities
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US All Capital Securities Index
Average Annual Return, Percent			5.89%			5.90%
PIMCO INDEX: iBoxx USD Liquid Leveraged Loans Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			iBoxx USD Liquid Leveraged Loans Index
Average Annual Return, Percent			3.20%				6.53%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent			4.05%	4.86%
PIMCO INDEX: Bloomberg 1-Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-Year Municipal Bond Index
Average Annual Return, Percent			2.98%						1.95%		1.66%